RISK MANAGEMENT (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Credit Risk Exposure Gross Value [Member]
Financial assets
Cash and balances with banks (Note 5)	R$ 146,614,670	R$ 151,053,972
Financial assets at fair value through profit or loss (Note 6)	371,883,348	387,598,377
Debt instruments at fair value through other comprehensive income (Note 8) (1)	156,292,584	212,849,606
Loans and advances to financial institutions (Note 10)	196,421,127	205,103,649
Loans and advances to customers (Note 11)	720,239,586	629,686,699
Securities at amortized cost (Note 9)	273,148,967	180,352,343
Other assets (Note 16)	81,195,242	56,958,860
Other financial instruments with credit risk exposure
Loan Commitments (Note 11 and 24)	342,660,453	299,728,458
Financial guarantees (Note 11 and 24)	119,229,609	105,816,558
Total risk exposure	2,407,685,586	2,229,148,522
Credit Risk Exposure Expected Credit Loss [Member]
Financial assets
Cash and balances with banks (Note 5)
Financial assets at fair value through profit or loss (Note 6)
Debt instruments at fair value through other comprehensive income (Note 8) (1)	(14,306)	(136,884)
Loans and advances to financial institutions (Note 10)	(187,829)	(990)
Loans and advances to customers (Note 11)	(47,857,481)	(50,184,880)
Securities at amortized cost (Note 9)	(6,157,000)	(5,145,266)
Other assets (Note 16)
Other financial instruments with credit risk exposure
Loan Commitments (Note 11 and 24)	(2,447,791)	(2,274,316)
Financial guarantees (Note 11 and 24)	(1,257,645)	(1,202,614)
Total risk exposure	R$ (57,922,052)	R$ (58,944,950)